Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

12.  Investments

	December 31,
	2023	2024
	US$	US$

Equity investments accounted for using the equity method (i)	322,701	336,704
Equity investments with readily determinable fair values (ii)	1,504	3,838
Equity investments without readily determinable fair values (iii)	156,419	149,343
Available-for-sale debt investments (iv)	63,918	40,800

Total	544,542	530,685
(i)	Investments have been accounted for under the equity method where the Group has significant influence over these investees and the investments are considered as in-substance common shares.

In 2023 and 2024, the Group acquired minority stakes in a number of privately-held entities with total consideration of US$38,427 and US$22,540, respectively. On April 28, 2023, the Company entered into the Share Transfer Agreement with Linen Investment Limited to sell its remaining shares of Huya for a cash consideration of approximately US$219,886. Upon the closing of such share transfer, the Company ceased to hold any shares of Huya. The Company also deemed disposed of certain interest of Huya’s equity interest as a result of the vesting of Huya’s share-based awards in 2022. In 2023, net income of US$77,524 were recognized from the deemed disposal and disposal of Huya.

The following tables set forth the summarized financial information of the Group’s equity method investments:

	December 31,
	2023	2024
	US$	US$

Current assets	380,267	480,890
Non-current assets	1,074,993	1,276,950
Current liabilities	58,862	55,971
Non-current liabilities	16,199	12,968

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Revenues	1,588,732	147,015	54,743
Gross profit	259,169	102,095	4,885
Net (loss) income	(103,729)	8,893	(59,519)
Net (loss) income attributable to the investees	(103,729)	8,893	(59,519)
(ii)	The Group does not have the ability to exercise significant influence over these investments. Therefore, it has been precluded from applying the equity method of accounting.

In 2023 and 2024, the Group did not dispose of any investment with readily determinable fair values.

In 2022, 2023 and 2024, fair value loss of US$20,453, fair value gain of US$324 and fair value gain of US$2,334 related to investments with readily determinable fair values were recognized in the consolidated statements of comprehensive income (Note 29), respectively.

12.  Investments (continued)

(iii)	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.

In 2023 and 2024, the Group acquired minority preferred shares or ordinary shares of a number of privately-held entities with total consideration of US$9,757 and US$4,035, respectively. The ownership interests were less than 20% of the investees’ total equities or the ownership interests redeemable upon condition. These equity investments are not considered as debt securities or equity securities that have readily determinable fair values. Accordingly the Company elected to account for these investments at cost less impairments, adjusted by observable price changes.

In 2023 and 2024, the Group did not dispose any investment without readily determinable fair values.

For equity securities without readily determinable fair values as of December 31, 2023 and 2024, the Group recorded cumulative impairment and downward adjustments of US$32,623 and US$42,725 and cumulative upward adjustments of US$55,607 and US$55,737. For these investments, the Group recorded impairment and downward adjustments of US$877 and US$10,244, respectively, and upward adjustments of US$12,056 and US$272, respectively, in earnings during the years ended December 31, 2023 and 2024.

In 2022, fair value gain of US$17,089 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29). Out of the fair value gain of US$17,089 for the year ended December 31, 2022, fair value gain of US$12,968 was unrealized and fair value gain of US$4,121 was realized. In 2023, fair value gain of US$11,179 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29). Out of the fair value gain of US$11,179 for the year ended December 31, 2023, fair value gain of US$11,179 was unrealized and fair value gain of nil was realized. In 2024, fair value loss of US$587 due to the observable price change, were recognized in loss on fair value changes of investments (Note 29). Out of the fair value loss of US$587 for the year ended December 31, 2024, fair value loss of US$587 was unrealized and fair value loss of nil was realized.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. In 2022, 2023 and 2024, based on the Group’s assessment, an impairment charge of nil, nil and US$9,386 was recognized in general and administrative expenses, respectively, against the carrying value of the investments due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment plans.

(iv)

Available-for-sale debt investments are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value as disclosed in Note 29(a).

For the year ended December 31, 2023
	Cost or	Gross	Translation	Balance
	amortized cost	unrealized losses	difference	as of year end
	US$	US$	US$	US$
Available-for-sale debt investments	63,928	—	(10)	63,918

For the year ended December 31, 2024
	Cost or	Gross	Translation	Balance
	amortized cost	unrealized losses	difference	as of year end
	US$	US$	US$	US$
Available-for-sale debt investments	63,928	(23,108)	(20)	40,800